abrdn Funds

(the “Trust”)

abrdn Emerging Markets Sustainable Leaders Fund

(the “Fund”)

Supplement dated June 2, 2023 to the Fund’s Summary Prospectus dated February 28, 2023,

as supplemented to date (“Summary Prospectus”)

Effective immediately, the following replaces the table in the section entitled, “Portfolio Managers”:

Name	Title	Served on the Fund Since
Nick Robinson, CFA®	Senior Investment Director	2022
Kristy Fong, CFA®	Senior Investment Director	2022
Nina Petry, CFA®	Investment Manager	2023

Please retain this Supplement for future reference.